Equity Based Compensation - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 25, 2021	Sep. 26, 2020	Sep. 25, 2021	Sep. 26, 2020	Dec. 26, 2020
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Granted			322,997
Weighted average exercise price, granted			$ 17.00
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			322,997
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	322,997		322,997		0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	322,997		322,997		0
EWC Ventures LLC [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Equity based compensation	$ 6,547
Restricted Stock Units (RSUs) [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Weighted-Average Grant Date Fair Value, Granted	$ 7.48
Unrecognized compensation expense, stock options	$ 7,861		$ 7,861
Weighted average period for unrecognized compensation expense			2 years 9 months 18 days
Granted			485,792
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number	482,410		482,410		0
Stock Option [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Unrecognized compensation expense, stock options	$ 2,280		$ 2,280
Weighted average period for unrecognized compensation expense			2 years 9 months 18 days
Stock Option [Member] | Selling, General and Administrative Expenses [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Equity based compensation	134		$ 134
Time Based Units [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Unrecognized compensation expense	$ 2,863		$ 2,863
Weighted average period for unrecognized compensation expense			2 years 4 months 24 days
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number	1,038,391		1,038,391
Two Point Zero And Two Point Five Units [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Equity based compensation			$ 5,645
Unrecognized compensation expense	$ 5,289		$ 5,289
Weighted average period for unrecognized compensation expense			2 years 8 months 12 days
Two Point Zero And Two Point Five Units [Member] | Selling, General and Administrative Expenses [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Equity based compensation			$ 6,052
Two Point Zero Units [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number	237,472		237,472
Two Point Five Units [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number	118,992		118,992
Three Point Zero Units [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Unrecognized compensation expense	$ 4,442		$ 4,442
Weighted average period for unrecognized compensation expense			1 year 6 months
Three Point Zero Units [Member] | Selling, General and Administrative Expenses [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Equity based compensation			$ 495
Common Class A [Member] | Directors and Employees [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Granted	322,997
Weighted average exercise price, granted	$ 17.00
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	322,997
The 2021 Incentive Plan [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Equity based compensation	$ 7,395	$ 403	$ 7,952	$ 1,649
The 2021 Incentive Plan [Member] | Minimum [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Percentage of increase in shares of common stock reserved for issuance			1.00%
The 2021 Incentive Plan [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Equity based compensation	$ 454		$ 454
The 2021 Incentive Plan [Member] | Restricted Stock Units (RSUs) [Member] | Directors and Employees [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Granted	485,792
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	485,792
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage	33.33%
The 2021 Incentive Plan [Member] | Time Based Units [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Equity based compensation	$ 260	$ 403	817	$ 1,649
The 2021 Incentive Plan [Member] | Two Point Zero And Two Point Five Units [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Equity based compensation	6,052		6,052
The 2021 Incentive Plan [Member] | Three Point Zero Units [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Equity based compensation	$ 495		$ 495
The 2021 Incentive Plan [Member] | Common Class A [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Common stock reserved for future issuance	6,374,273		6,374,273
Equity based compensation	$ 134		$ 134